Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest on bank borrowings	¥ 1,946	¥ 1,112	¥ 1,149
Interest relating to lease liabilities	3,113	3,655	3,894
Interest relating to post-retirement benefit obligations	83	85	92
Interest relating to provision for lease return costs for aircraft and engines	278	283	270
Interest on bonds and debentures	842	632	520
Interest relating to interest rate swap contracts	17	4	(68)
Less: amounts capitalized into advanced payments on acquisition of aircraft	(467)	(558)	(687)
Interest expense	5,812	5,213	5,170
Foreign exchange losses, net	0	0	990
Total Finance costs	¥ 5,812	¥ 5,213	¥ 6,160